CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Statement of Cash Flows [Abstract]
Net income/(loss)	$ (5,035,000)		$ (3,529,000)		$ 1,086,000
Adjustments:
Depreciation and amortization	56,000		96,000		62,000
Unrealized loss on derivative contract at fair value	519,000		14,000		0
Unrealized gain on derivative contract at fair value	(9,000)		0		0
Provision of allowance for credit loss	1,793,000		254,000		500,000
Impairment loss for damaged inventory	0		0		16,000
Interest expense on lease liability	0	[1]	0	[1]	2,000
Share based compensation	871,000		0		0
Interest expense	433,000		129,000		103,000
Interest expense on finance lease	9,000		4,000		2,000
Interest expense on operating lease liabilities	0		0		5,000
Interest income	(384,000)		(384,000)		(88,000)
Changes in operating assets:
Decrease in inventories	129,000		218,000		1,624,000
Decrease/(increase) in margin deposits	(252,000)		(41,000)		571,000
Decrease/(increase) of accounts and other receivables, and prepayment	(2,315,000)		9,398,000		(10,808,000)
Increase in amount due from related parties	0		0		0
Increase in amount due from related parties	(0)		(0)		(0)
Decrease in deferred offering costs	0		0		1,129,000
(Decrease)/increase in accounts and other payables, and accruals	3,222,000		(6,129,000)		8,253,000
Decrease in amount due to related parties	(41,000)		(92,000)		0
Decrease in operating lease liabilities	(1,000)		(37,000)		(3,000)
Decrease in income tax payable	(25,000)		(678,000)		(645,000)
Cash provided by/(used in) operating activities	(1,030,000)		(777,000)		1,809,000
Interest received	0		0		88,000
Purchase of property, plant and equipment	(2,000)		(5,000)		(296,000)
Cash used in investing activities	(2,000)		(5,000)		(208,000)
Advances from related parties	1,721,000		453,000		0
Loan to a related party	0		0		(5,907,000)
Issuance of share capital	0		0		0	[1]
Repayment of amount due to a related party	(825,000)		0		0
Net proceeds from offering	0		0		3,151,000
Proceeds from bank borrowings	27,659,000		0		0
Proceeds from finance lease	0		0		144,000
Repayment of bank borrowings	(26,400,000)		(208,000)		(155,000)
Interest paid	(370,000)		(82,000)		(28,000)
Principal payment of finance lease	(21,000)		(29,000)		(14,000)
Payment of interest on finance lease	(9,000)		(4,000)		(2,000)
Cash (used in)/provided by financing activities	1,755,000		130,000		(2,811,000)
Net change in cash and cash equivalents	723,000		(652,000)		(1,210,000)
Cash and cash equivalents as of beginning of the year	678,000		1,330,000		2,540,000
Cash and cash equivalents as of the end of the year	1,401,000		678,000		1,330,000
Supplementary disclosure of cash flows information
Cash paid for taxes	22,000		856,000		791,000
Operating lease asset obtained in exchange for operating lease obligations	$ 0		$ 0		$ 150,000

[1]	Denotes amount less than US$1,000